Financial instruments by category - Carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets as per statement of financial position
Trade and other receivables	$ 188,080	$ 197,928
Derivative financial instruments	1,585	2,102
Cash and cash equivalents	199,766	336,282	$ 290,276	$ 273,635
Total	389,431	536,312
Liabilities as per statement of financial position
Trade and other payables	169,030	126,605
Total debt	817,651	971,090	$ 968,280
Lease liabilities	246,854	195,772
Derivative financial instruments	1,283	13,141
Total	1,234,818	1,306,608
Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	153,459	114,813
Total debt	817,651	971,090
Lease liabilities	246,854	195,772
Derivative financial instruments	1,283	13,141
Total	1,219,247	1,294,816
Non- financial liabilities
Liabilities as per statement of financial position
Trade and other payables	15,571	11,792
Total debt	0	0
Lease liabilities	0	0
Derivative financial instruments	0	0
Total	15,571	11,792
Liabilities at fair value through profit or loss | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	0	0
Total debt	0	0
Lease liabilities	0	0
Derivative financial instruments	1,283	13,141
Total	1,283	13,141
Financial liabilities at amortized cost | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	153,459	114,813
Total debt	817,651	971,090
Lease liabilities	246,854	195,772
Derivative financial instruments	0	0
Total	1,217,964	1,281,675
Financial Assets Instruments
Assets as per statement of financial position
Trade and other receivables	101,371	109,231
Derivative financial instruments	1,585	2,102
Cash and cash equivalents	199,766	336,282
Total	302,722	447,615
Financial Assets Instruments | Financial asset / liabilities at amortized cost
Assets as per statement of financial position
Trade and other receivables	101,371	109,231
Derivative financial instruments	0	0
Cash and cash equivalents	199,766	336,282
Total	301,137	445,513
Financial Assets Instruments | Assets at fair value through profit or loss
Assets as per statement of financial position
Trade and other receivables	0	0
Derivative financial instruments	1,585	2,102
Cash and cash equivalents	0	0
Total	1,585	2,102
Non- financial assets
Assets as per statement of financial position
Trade and other receivables	86,709	88,697
Derivative financial instruments	0	0
Cash and cash equivalents	0	0
Total	$ 86,709	$ 88,697